Organization and Principal Activities - Other information (Details) $ / shares in Units, $ in Millions	Jul. 18, 2019 CNY (¥)	Apr. 03, 2019 USD ($) $ / shares shares	Apr. 03, 2019 CNY (¥) shares	Oct. 04, 2018 CNY (¥) shares	Mar. 31, 2019 $ / shares	Mar. 31, 2019 CNY (¥) shares	May 11, 2018 $ / shares shares	Mar. 31, 2018 CNY (¥) shares
Organization and Principal Activities
Total authorized share capital						1,000,000,000	100	0
Par value | $ / shares					$ 0.000000001		$ 0.01
Issued shares						363,572,659		0
Outstanding shares						363,572,659		0
Subscription receivable received | ¥	¥ 558,995,348
Founding shareholders and the institutional investors
Organization and Principal Activities
Subscription amount | ¥				¥ 558,995,348
Subscribed shares				319,406,660
Maximum period for restructuring agreements				3 months
Hangzhou Ruhnn
Organization and Principal Activities
Amount due to related parties | ¥						¥ 559,868,888		¥ 354,856,080
IPO
Organization and Principal Activities
Outstanding shares							100
IPO | ADS
Organization and Principal Activities
Total offering (in shares)		10,000,000	10,000,000
Share price | $ / shares		$ 12.5
Total offering size		$ 125.0	¥ 838,900,000
Net proceeds from issue of ADS		$ 116.3	¥ 780,500,000
Hangzhou Ruhnn | Founding shareholders
Organization and Principal Activities
Percentage of equity interest transferred				1.00%
Hangzhou Ruhnn | Hangzhou Xinghui Corporate Management Consulting Co., Ltd
Organization and Principal Activities
Percentage of equity interest transferred				99.00%